Note 9 - Term Loans and Line of Credit Agreements - Future Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 563
2024	2,148
2025	634
2026	674
2027	715
Thereafter	27,636
Total	$ 32,370